Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 854	£ 857
Pension schemes in surplus	634	229
Other receivables	96	108
Other non-current assets	£ 1,584	£ 1,194